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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2000.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report check here: [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 PICKWICK PLAZA           GREENWICH               CT              06830
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)
--------------------------------------------------------------------------------

     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 2ND day of NOVEMBER, 2000.

                                   GENERAL ATLANTIC PARTNERS, LLC
                                   --------------------------------------------
                                   (Name of Institutional Investment Manager)

                                   /s/ Thomas J. Murphy
                                   --------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F FILE NUMBERS WILL BE ASSIGNED TO INSTITUTIONAL INVESTMENT MANAGERS AFTER THEY FILE THEIR FIRST REPORT.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   2   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data                 Com            048523104  12,416,320     3,104,080  x/                              x/
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data                 Com            048523104      84,000        21,000                  x/                            x/
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BindView                      Com            090327     15,353,682     2,030,239  x/                              x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
BindView                      Com            090327      3,748,572       495,679                  x/                            x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration           Com            109178      8,875,572     2,679,418  x/                              x/
Company                                       103
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration           Com            109178      3,654,797     1,103,335                  x/                            x/
Company                                       103
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies             Com            109704     21,611,350     2,046,045  x/                              x/
                                              106
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies             Com            109704      3,181,562       301,213                  x/                            x/
                                              106
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning             Com            205199      1,164,052     1,201,602  x/                              x/
Ctrs Inc.                                     102
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning             Com            205199         25,901        26,736                  x/                            x/
Ctrs Inc.                                     102
------------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com            269246    101,140,694     6,153,046  x/                              x/
                                              104
------------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com            269246     14,130,234       859,634                  x/                            x/
                                              104
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com            278856     90,716,992     5,669,812  x/                              x/
                                              109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com            278856     17,835,904     1,114,744                  x/                            x/
                                              109
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies,             Com            301504106 152,615,940    10,174,396  x/                              x/
Inc.
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies,             Com            301504106  28,697,490     1,913,166                  x/                            x/
Inc.
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                          475,253,062
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com            302284104    592,575,795 42,901,415  x/                              x/
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com            302284104    135,325,621  9,797,330                  x/                            x/
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com            318224       203,268,743 14,018,534  x/                              x/
                                              102
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com            318224        38,234,079  2,636,833                  x/                            x/
                                              102
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com.,                Com            441474103      4,966,297    291,065  x/                              x/
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com.,                Com            441474103      1,005,578     58,935                  x/                            x/
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com            45665T         9,832,189  1,356,164  x/                              x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com            45665T           939,172    129,541                  x/                            x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                  Com            564910         8,855,258  1,311,890  x/                              x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                  Com            564910         1,269,810    188,120                  x/                            x/
                                              107
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems,           Com            74036W        94,812,324  4,909,376  x/                              x/
Inc.                                          102
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems,           Com            74036W        19,604,911  1,015,141                  x/                            x/
Inc.                                          102
------------------------------------------------------------------------------------------------------------------------------------
Priceline.Com                 Com            741503       157,912,776 13,297,918  x/                              x/
Incorporated                                  106
------------------------------------------------------------------------------------------------------------------------------------
Priceline.Com                 Com            741503        48,926,912  4,120,161                  x/                            x/
Incorporated                                  106
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                            1,317,529,465
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.          Com            74158B      29,622,200    7,405,550  x/                              x/
                                              100
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.          Com            74158B       7,454,668    1,863,667                  x/                            x/
                                              100
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com            742674      83,687,351    2,766,524  x/                              x/
Inc.                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com            742674       2,140,339       70,775  x/                              x/
Inc.                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com            742674      14,187,099      468,995                  x/                            x/
Inc.                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com            742674      30,250,000    1,000,000                  x/                            x/
Inc.                                          104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com            74428       56,491,227    2,896,986  x/                              x/
                                             2104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com            74428       11,387,415      583,970                  x/                            x/
                                             2104
------------------------------------------------------------------------------------------------------------------------------------
Quintiles                     Com            748767      38,658,494    2,425,631  x/                              x/
Transnational Corp.                           100
------------------------------------------------------------------------------------------------------------------------------------
Quintiles                     Com            748767       6,122,678      384,168                  x/                            x/
Transnational Corp.                           100
------------------------------------------------------------------------------------------------------------------------------------
Screaming                     Com            810883108   84,597,796    5,308,097  x/                              x/
Media.Com Inc.
------------------------------------------------------------------------------------------------------------------------------------
Screaming                     Com            810883108    6,514,899      408,778  x/                              x/
Media.Com Inc.
------------------------------------------------------------------------------------------------------------------------------------
Screaming                     Com            810883108   13,125,695      823,573                  x/                            x/
Media.Com Inc.
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies             Com            85227Q      13,084,918    2,379,076  x/                              x/
Inc.                                          100
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies             Com            85227Q       1,188,352      216,064                  x/                            x/
Inc.                                          100
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                            398,513,131
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com            78463B        24,030,725  2,013,045  x/                              x/
                                              101
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com            78463B         3,341,963    279,955                  x/                            x/
                                              101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com            88633M         6,922,624  6,922,624  x/                              x/
                                              101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com            88633M         1,443,081  1,443,081                  x/                            x/
                                              101
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                               35,738,393
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                                   2,227,034,051
------------------------------------------------------------------------------------------------------------------------------------